J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan U.S. Equity Fund

(the “Fund”)

(All Share Classes)

Supplement dated September 1, 2026

to the current Summary Prospectuses, Prospectuses, and Statement of Additional Information, as supplemented

Portfolio Manager Changes

Effective immediately, David Maccarrone will be added as a portfolio manager of the Fund. In addition, Shilpee Raina is no longer serving as a portfolio manager of the Fund and all references to Ms. Raina in the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) for the Fund are deleted in their entirety.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Scott Davis	2014	Managing Director
David Maccarrone	2026	Managing Director

In addition, the “The Fund’s Management and Administration — The Portfolio Managers — U.S. Equity Fund” section of the Fund’s Prospectuses is deleted in its entirety and replaced with the following:

U.S. Equity Fund

The portfolio managers primarily responsible for the management of the Fund are Scott Davis, Managing Director of JPMIM, and David Maccarrone, Managing Director of JPMIM and Associate Director of U.S. Research, each of whom has day-to-day management responsibility for the Fund. Mr. Davis has been an employee since 2006 and has been a portfolio manager since 2013. Previously, he was an analyst in the U.S. Equity Research Group. An employee since 2010, Mr. Maccarrone joined the U.S. Core research team as a research analyst covering energy, basic materials and commodities related stocks and has served as Global Commodities Sector lead. As Associate Director of Research, Mr. Maccarrone is responsible for the development of the Research Associate team and partnering with the U.S. Director of Research on research priorities. Prior to joining JPMIM, Mr. Maccarrone was a principal and senior research analyst at Longbow Capital Partners and Goldman Sachs.

SUP-USEQ-PM-926

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

The following table shows information regarding the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2026:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Equity Fund
Scott Davis	26	8,931,353	4	21,340,146	48	25,121,653
David Maccarrone	0	0	0	0	0	0

The following table shows information regarding the other accounts managed for which advisory fees are based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2026:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Equity Fund
Scott Davis	0	0	0	0	1	406,957
David Maccarrone	0	0	0	0	0	0

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
U.S. Equity Fund
Scott Davis							X
David Maccarrone*	X

*	As of 6/30/2026.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE